CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash Flows from Operating Activities:
Net (loss) income	$ (1,993,333)	$ 1,219,437
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on investments in trust	(516,603)	(433,795)
Non-cash interest expense	39,857
Change in fair value of warrants	(165,437)	(5,798,246)
Finance transaction cost	464,670	3,600,000
Changes in operating assets and liabilities:
Prepaid assets	(78,041)	230,869
Accounts payable and accrued expenses	1,354,172	489,447
Income tax payable	81,823
Due to related party	90,000	90,000
Net cash used in operating activities	(722,892)	(602,288)
Cash Flows from Investing Activities:
Investment of cash in trust account for extensions	(650,000)	(1,548,900)
Cash withdrawn from Trust Account for taxes and redemptions	11,519,323	149,000
Net cash provided by (used in) investing activities	10,869,323	(1,399,900)
Cash Flows from Financing Activities:
Proceeds from issuance of promissory notes	1,001,500
Proceeds from issuance of promissory note to related party	125,000	160,000
Proceeds from private placement		1,548,900
Redemptions of Class A common stock	(11,233,821)
Net cash (used in) provided by financing activities	(10,107,321)	1,708,900
Net Change in Cash	39,110	(293,288)
Cash - Beginning	35,806	322,128
Cash - Ending	74,916	28,840
Supplemental Disclosure of Non-cash Financing Activities:
Remeasurement of Class A common stock to redemption value	981,286	1,548,900
Recognition of excise tax on share redemptions	112,338
Debt discount recognized from fair value of Class A common stock to be transferred under Promissory Notes (Note 6)	$ 113,400